Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund Participant)	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE All-World ex US Index Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.21%)	(3.31%)
Five Years	4.38%	4.75%
Since Inception	1.41%	1.94%